Stock-Based and Employee Savings Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Schedule of Stock Option Activity
The following table summarizes stock option activity under our equity incentive plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(In millions, except per share amounts and years)
Outstanding at January 1, 2013	24	$27.14
Granted and assumed	2	$55.27
Exercised	(11)	$27.07
Forfeited/expired/canceled	(1)	$31.96
Outstanding at December 31, 2013	14	$29.79	3.54	$345
Expected to vest	13	$29.37	3.48	$340
Options exercisable	9	$25.65	2.84	$271

Schedule of Restricted Stock Units
A summary of the status of restricted stock units ("RSU") granted (including performance-based restricted stock units that have been earned) under our equity incentive plans as of December 31, 2013 and changes during the year ended December 31, 2013 is presented below:

	Units	Weighted Average Grant-Date Fair Value (per share)
	(In millions, except per share amounts)
Outstanding at January 1, 2013	39	$31.35
Awarded and assumed	14	$55.21
Vested	(15)	$27.79
Forfeited	(4)	$37.83
Outstanding at December 31, 2013	34	$42.32
Expected to vest at December 31, 2013	30

Schedule of Stock-Based Compensation Expense
The impact on our results of operations of recording stock-based compensation expense for years ended December 31, 2013, 2012 and 2011 was as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Cost of net revenues	$79	$55	$56
Sales and marketing	159	135	132
Product development	187	138	123
General and administrative	184	160	147
Total stock-based compensation expense	$609	$488	$458
Capitalized in product development	$15	$19	$17

Schedule of Weighted Average Assumptions Used

	Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.6%	0.7%	1.2%
Expected life (in years)	4.1	4.0	3.8
Dividend yield	—%	—%	—%
Expected volatility	34%	38%	38%